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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08413

     Evergreen Equity Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

     200 Berkeley Street Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices) (Zip code)

     Michael H. Koonce, Esq. 200 Berkeley Street Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200
________________________

Date of fiscal year end: Registrant is making a semi-annual filing for two of its series, Evergreen Health Care Fund & Evergreen Utility and Telecommunications Fund, for the six months ended April 30, 2007. These two series have an October 31 fiscal year end.

Date of reporting period: April 30, 2007

Item 1 - Reports to Stockholders.

Evergreen Health Care Fund

Evergreen

HEALTH CARE FUND

Semiannual Report
as of April 30, 2007

Evergreen Investments℠
MUTUAL FUNDS

table of contents
1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
16	STATEMENT OF ASSETS AND LIABILITIES
17	STATEMENT OF OPERATIONS
18	STATEMENTS OF CHANGES IN NET ASSETS
19	NOTES TO FINANCIAL STATEMENTS
28	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

June 2007

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder

We are pleased to provide the semiannual report for Evergreen Health Care Fund covering the six-month period ended April 30, 2007.

Domestic equity markets delivered healthy returns over the six-month period, as investors benefited from a favorable environment created by a number of positive influences. In the United States, the decision of the Federal Reserve Board to leave short-term interest rates unchanged, combined with receding commodity prices, provided a favorable backdrop for stock investing. The sustained growth in corporate profits lifted investor confidence. At the same time, the increased activity of private equity and hedge funds interested in acquiring attractively priced companies gave further support to valuations in the market. Meanwhile, U.S. and foreign equity markets appeared to recover from a setback in February 2007 when a sell-off in China set off a wave of volatility felt in markets throughout the world, including in the United States.

Solid returns in the nation’s equity markets came against a backdrop of an expanding economy that showed evidence of some deceleration as the six-month period progressed. Gross Domestic Product grew by a rate of 3.3% over 2006 then decelerated

1

LETTER TO SHAREHOLDERS continued

to an annualized rate of 1.3% in the first quarter of 2007. The slump in the housing industry was a major factor that contributed to the slowdown, which came in the face of strong employment, rising wages and gains in both personal consumption and business investment.

In this environment, managers of Evergreen’s sector funds focused on specific areas of the equity markets, with an emphasis on higher-quality companies with solid balance sheets, healthy cash flows and more consistent profitability. The managers of Evergreen Utility and Telecommunications Fund concentrated on utilities companies with evidence of earnings improvement and favored those corporations that they believed had the ability to raise their dividends. The manager of Evergreen Health Care Fund, meanwhile, kept the fund well diversified among U.S. and foreign equities, with investments in companies of different sizes, different industry focuses and varying geographical exposures.

2

LETTER TO SHAREHOLDERS continued

As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

FUND AT A GLANCE

as of April 30, 2007

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Robert C. Junkin, CPA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2007.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 12/22/1999

	Class A	Class B	Class C	Class I
Class inception date	12/22/1999	12/22/1999	12/22/1999	12/22/1999

Nasdaq symbol	EHABX	EHCBX	EHCCX	EHCYX

6-month return with sales charge	3.68%	4.60%	8.66%	N/A

6-month return w/o sales charge	10.03%	9.60%	9.66%	10.15%

Average annual return*

1-year with sales charge	7.91%	8.68%	12.75%	N/A

1-year w/o sales charge	14.51%	13.68%	13.75%	14.83%

5-year	11.58%	11.85%	12.11%	13.23%

Since portfolio inception	18.89%	18.98%	18.98%	20.16%

Maximum sales charge	5.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund incurs a 12b-1 fee of 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Health Care Fund Class A shares versus a similar investment in the S&P 1500 Supercomposite Healthcare Sector Index (S&P 1500 Healthcare), the S&P 500 Index (S&P 500) and the Consumer Price Index (CPI).

The S&P 1500 Healthcare and the S&P 500 are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Funds that concentrate their investments in a single industry or sector may face increased risk of price fluctuation over more diversified funds due to adverse developments within that industry or sector.

Non-diversified funds may face increased risk of price fluctuation over more diversified funds due to adverse developments within certain sectors.

The stocks of smaller companies may be more volatile than those of larger companies due to the higher risk of failure.

This fund has participated in IPOs which may have affected performance. There is no assurance that this method will continue to have any impact on the fund’s performance returns.

All data is as of April 30, 2007, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2006 to April 30, 2007.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	11/1/2006	4/30/2007	Period*

Actual
Class A	$ 1,000.00	$ 1,100.26	$8.59
Class B	$ 1,000.00	$ 1,095.97	$12.21
Class C	$ 1,000.00	$ 1,096.59	$12.22
Class I	$ 1,000.00	$ 1,101.55	$7.03
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,016.61	$8.25
Class B	$ 1,000.00	$ 1,013.14	$11.73
Class C	$ 1,000.00	$ 1,013.14	$11.73
Class I	$ 1,000.00	$ 1,018.10	$6.76

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.65% for Class A, 2.35% for Class B, 2.35% for Class C and 1.35% for Class I), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended October 31,
	April 30, 2007
CLASS A	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$20.93	$ 19.38	$ 17.84	$16.97	$ 12.02	$ 14.94

Income from investment operations
Net investment income (loss)	(0.02)	(0.12)[1]	(0.10)[1]	(0.15)[1]	(0.17)[1]	(0.18)
Net realized and unrealized gains or losses on investments	2.07	2.80	2.77	1.16	5.12	(2.74)

Total from investment operations	2.05	2.68	2.67	1.01	4.95	(2.92)

Distributions to shareholders from
Net realized gains	(0.61)	(1.13)	(1.13)	(0.14)	0	0

Net asset value, end of period	$22.37	$ 20.93	$ 19.38	$17.84	$ 16.97	$ 12.02

Total return[2]	10.03%	14.46%	15.58%	6.02%	41.18%	(19.54%)

Ratios and supplemental data
Net assets, end of period (thousands)	$162,029	$148,460	$114,141	$92,378	$55,982	$26,827
Ratios to average net assets
Expenses including waivers/reimbursements but
excluding expense reductions	1.65%[3]	1.69%	1.62%	1.72%	2.03%	2.04%
Expenses excluding waivers/reimbursements
and expense reductions	1.66%[3]	1.70%	1.75%	1.82%	2.03%	2.04%
Net investment income (loss)	(0.10%)[3]	(0.63%)	(0.56%)	(0.81%)	(1.17%)	(1.27%)
Portfolio turnover rate	31%	41%	79%	69%	154%	228%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended October 31,
	April 30, 2007
CLASS B	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$19.76	$ 18.47	$ 17.17	$16.45	$ 11.74	$ 14.69

Income from investment operations
Net investment income (loss)	(0.10)	(0.26)	(0.24)	(0.25)	(0.26)[1]	(0.28)
Net realized and unrealized gains or losses on investments	1.95	2.68	2.67	1.11	4.97	(2.67)

Total from investment operations	1.85	2.42	2.43	0.86	4.71	(2.95)

Distributions to shareholders from
Net realized gains	(0.61)	(1.13)	(1.13)	(0.14)	0	0

Net asset value, end of period	$21.00	$ 19.76	$ 18.47	$17.17	$ 16.45	$ 11.74

Total return[2]	9.60%	13.72%	14.74%	5.29%	40.12%	(20.08%)

Ratios and supplemental data
Net assets, end of period (thousands)	$99,040	$97,682	$93,319	$90,268	$75,251	$51,811
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	2.35%[3]	2.39%	2.31%	2.43%	2.76%	2.78%
Expenses excluding waivers/reimbursements
and expense reductions	2.35%[3]	2.40%	2.44%	2.53%	2.76%	2.78%
Net investment income (loss)	(0.83%)[3]	(1.32%)	(1.25%)	(1.53%)	(1.87%)	(2.03%)
Portfolio turnover rate	31%	41%	79%	69%	154%	228%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended October 31,
	April 30, 2007
CLASS C	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$19.74	$ 18.46	$ 17.16	$16.44	$ 11.73	$ 14.68

Income from investment operations
Net investment income (loss)	(0.08)	(0.23)	(0.21)	(0.23)	(0.26)[1]	(0.31)
Net realized and unrealized gains or losses on investments	1.94	2.64	2.64	1.09	4.97	(2.64)

Total from investment operations	1.86	2.41	2.43	0.86	4.71	(2.95)

Distributions to shareholders from
Net realized gains	(0.61)	(1.13)	(1.13)	(0.14)	0	0

Net asset value, end of period	$20.99	$ 19.74	$ 18.46	$17.16	$ 16.44	$ 11.73

Total return[2]	9.66%	13.67%	14.75%	5.29%	40.15%	(20.10%)

Ratios and supplemental data
Net assets, end of period (thousands)	$70,594	$65,655	$54,620	$47,667	$34,629	$22,327
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	2.35%[3]	2.39%	2.31%	2.43%	2.76%	2.78%
Expenses excluding waivers/reimbursements
and expense reductions	2.35%[3]	2.40%	2.44%	2.53%	2.76%	2.78%
Net investment income (loss)	(0.81%)[3]	(1.33%)	(1.26%)	(1.52%)	(1.88%)	(2.03%)
Portfolio turnover rate	31%	41%	79%	69%	154%	228%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended October 31,
	April 30, 2007
CLASS I	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$21.36	$ 19.70	$ 18.07	$17.13	$12.11	$15.00

Income from investment operations
Net investment income (loss)	0.01[1]	(0.07)[1]	(0.04)[1]	(0.09)[1]	(0.13)[1]	(0.16)
Net realized and unrealized gains or losses on investments	2.11	2.86	2.80	1.17	5.15	(2.73)

Total from investment operations	2.12	2.79	2.76	1.08	5.02	(2.89)

Distributions to shareholders from
Net realized gains	(0.61)	(1.13)	(1.13)	(0.14)	0	0

Net asset value, end of period	$22.87	$ 21.36	$ 19.70	$18.07	$17.13	$12.11

Total return	10.15%	14.80%	15.90%	6.37%	41.45%	(19.27%)

Ratios and supplemental data
Net assets, end of period (thousands)	$11,036	$14,210	$10,848	$11,516	$3,314	$1,792
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.35%[2]	1.39%	1.31%	1.39%	1.75%	1.80%
Expenses excluding waivers/reimbursements
and expense reductions	1.35%[2]	1.40%	1.44%	1.49%	1.75%	1.80%
Net investment income (loss)	0.14%[2]	(0.33%)	(0.22%)	(0.48%)	(0.86%)	(1.03%)
Portfolio turnover rate	31%	41%	79%	69%	154%	228%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

April 30, 2007 (unaudited)

	Shares	Value

COMMON STOCKS 99.8%
CONSUMER STAPLES 2.1%
Food & Staples Retailing 2.1%
CVS/Caremark Corp.	200,813	$7,277,463

HEALTH CARE 92.7%
Biotechnology 29.7%
Alexion Pharmaceuticals, Inc. *	14,352	600,775
Altus Pharmaceuticals, Inc. *	100,000	1,481,000
Amgen, Inc. *	129,749	8,322,101
Applera Corp. - Celera Genomics Group *	117,877	1,650,278
Arena Pharmaceuticals, Inc. * (p)	79,069	1,030,269
ArQule, Inc. *	171,637	1,506,973
BioCryst Pharmaceuticals, Inc. * (p)	100,000	850,000
Biogen Idec, Inc. *	134,697	6,359,045
BioMarin Pharmaceutical, Inc. *	153,759	2,484,745
Celgene Corp. * (p)	76,328	4,668,221
Cepheid *	131,178	1,487,559
Cubist Pharmaceuticals, Inc. *	100,000	2,145,000
Cytokinetics, Inc. *	50,000	330,500
Gen-Probe, Inc. *	100,831	5,153,472
Genentech, Inc. *	77,616	6,208,504
Genmab AS *	80,000	5,603,540
Genzyme Corp. *	80,000	5,224,800
Geron Corp. *	90,000	639,900
Human Genome Sciences, Inc. * (p)	183,873	1,980,312
ImClone Systems, Inc. *	40,000	1,675,600
Incyte Corp. *	269,710	2,079,464
Indevus Pharmaceuticals, Inc. *	232,955	1,679,605
Insmed, Inc. * (p)	350,000	364,000
Isis Pharmaceuticals, Inc. * (p)	256,337	2,622,328
Maxygen, Inc. *	50,000	536,500
Medarex, Inc. * (p)	140,293	1,920,611
MedImmune, Inc. *	64,186	3,638,062
Orchid Cellmark, Inc. * (p)	308,634	2,058,589
OSI Pharmaceuticals, Inc. * (p)	132,025	4,581,268
Panacos Pharmaceuticals, Inc. * (p)	552,420	2,629,519
PDL BioPharma, Inc. *	70,000	1,768,200
Pharmion Corp. *	123,000	3,725,670
Regeneron Pharmaceuticals, Inc. *	150,000	4,080,000
Tanox, Inc. * (p)	179,403	3,347,660
Tercica, Inc. * (p)	70,000	420,000
Theratechnologies, Inc. *	350,000	2,971,266
Theravance, Inc. *	40,000	1,325,200
Vertex Pharmaceuticals, Inc. *	24,532	754,114
ZymoGenetics, Inc. * (p)	124,201	1,858,047

		101,762,697

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

April 30, 2007 (unaudited)

-
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Equipment & Supplies 11.3%
Abiomed, Inc. * (p)	120,099	$1,539,669
Baxter International, Inc.	41,664	2,359,432
Biomet, Inc.	93,093	4,021,618
Hospira, Inc. *	67,141	2,722,568
Inverness Medical Innovations, Inc. *	80,000	3,204,000
Kyphon, Inc. *	14,849	692,112
Medtronic, Inc.	66,366	3,512,752
NMT Medical, Inc. * (p)	150,837	2,350,040
Smith & Nephew plc	300,000	3,752,972
Sorin SpA *	293,437	740,201
St. Jude Medical, Inc. *	133,253	5,701,896
Thoratec Corp. * (p)	170,000	3,335,400
Vital Signs, Inc.	22,767	1,299,085
Zimmer Holdings, Inc. *	37,624	3,404,220

		38,635,965

Health Care Providers & Services 9.7%
Brookdale Senior Living, Inc. (p)	75,000	3,405,750
Fresenius AG (p)-	102,660	8,552,260
Fresenius Medical Care AG & Co. KGaA (p)	18,571	2,799,867
Manor Care, Inc.	25,784	1,673,124
McKesson Corp.	84,000	4,941,720
Quest Diagnostics, Inc.	72,742	3,556,356
WellPoint, Inc. *	103,000	8,133,910

		33,062,987

Life Sciences Tools & Services 6.3%
Advanced Magnetics, Inc. *	54,765	3,603,537
Applera Corp. - Applied Biosystems Group	82,614	2,580,861
Bio-Rad Laboratories, Inc., Class A *	34,265	2,424,934
Enzo Biochem, Inc. * (p)	265,444	4,462,114
Nektar Therapeutics * (p)	98,557	1,219,150
Thermo Fisher Scientific, Inc. *	143,109	7,450,255

		21,740,851

Pharmaceuticals 35.7%
Abbott Laboratories	148,845	8,427,604
Adams Respiratory Therapeutics, Inc. * (p)	95,000	3,563,450
Auxilium Pharmaceuticals, Inc. * (p)	241,000	3,581,260
Bristol-Myers Squibb Co.	224,936	6,491,653
Chugai Pharmaceutical Co., Ltd. (p)	160,000	4,081,955
Daiichi Sankyo Co., Ltd.	140,800	4,199,499
Elan Corp. plc, ADR *	54,452	755,794
GlaxoSmithKline plc, ADR	119,000	6,875,820
Inspire Phamaceuticals, Inc.	113,314	865,580
Inyx, Inc. *	340,240	867,612
Ipsen	134,852	7,166,006

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

April 30, 2007 (unaudited)

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Pharmaceuticals continued
Merck & Co., Inc.	96,142	$4,945,544
Merck KGaA (p)	43,060	5,738,177
MGI Pharma, Inc. *	50,237	1,106,219
Mylan Laboratories, Inc.	46,601	1,021,960
Novartis AG, ADR	134,300	7,801,487
Novo Nordisk AS	69,950	6,840,854
Par Pharmaceutical Companies, Inc. *	92,156	2,481,761
Roche Holding AG	53,642	10,129,516
Sanofi-Aventis SA, ADR (p)	52,179	2,392,929
Santarus, Inc. * (p)	230,000	1,757,200
Schering-Plough Corp.	310,000	9,836,300
Sepracor, Inc. *	58,622	3,146,829
Shire plc	240,000	5,606,862
Spectrum Pharmaceuticals, Inc. * (p)	274,055	1,838,909
ViroPharma, Inc. *	39,602	597,198
Wyeth	160,893	8,929,561
XenoPort, Inc. *	29,000	1,243,230

		122,290,769

MATERIALS 5.0%
Chemicals 5.0%
Bayer AG (p)	219,864	15,079,764
Syngenta AG	11,000	2,190,264

		17,270,028

Total Common Stocks (cost $255,931,224)		342,040,760

	Principal
	Amount	Value

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED 24.5%
COMMERCIAL PAPER 1.5%
Morgan Stanley, 5.37%, 10/29/2007	$ 5,000,000	5,000,000

CORPORATE BONDS 1.2%
Capital Markets 0.6%
Morgan Stanley, FRN, 5.49%, 01/11/2008	2,002,140	2,001,687

Diversified Financial Services 0.6%
Bank of America Corp., FRN, 5.36%, 06/13/2007	2,000,000	2,000,114

		4,001,801

	Shares	Value

MUTUAL FUND SHARES 0.8%
AIM Short-Term Investment Co. Liquid Assets Portfolio, Class I, 5.24% q	2,861,561	2,861,561

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

April 30, 2007 (unaudited)

	Principal
	Amount	Value

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED continued
REPURCHASE AGREEMENTS^ 21.0%
Banc of America Securities, LLC, 5.35%, dated 04/30/2007, maturing 05/01/2007,
maturity value $6,000,892	$ 6,000,000	$6,000,000
Barclays Capital, Inc., 5.36%, dated 04/30/2007, maturing 05/01/2007, maturity
value $3,000,447	3,000,000	3,000,000
BNP Paribas SA, 5.36%, dated 04/30/2007, maturing 05/01/2007, maturity value
$4,000,596	4,000,000	4,000,000
Credit Suisse First Boston Corp., 5.35%, dated 04/30/2007, maturing 05/01/2007,
maturity value $17,002,526	17,000,000	17,000,000
Deutsche Bank AG, 5.36%, dated 04/30/2007, maturing 05/01/2007, maturity
value $10,001,489	10,000,000	10,000,000
Dresdner Kleinwort Wasserstein Securities, LLC, 5.36%, dated 04/30/2007,
maturing 05/01/2007, maturity value $10,001,489	10,000,000	10,000,000
Greenwich Capital Markets, Inc., 5.36%, dated 04/30/2007, maturing 05/01/2007,
maturity value $3,000,447	3,000,000	3,000,000
Lehman Brothers Holdings, Inc., 5.35%, dated 04/30/2007, maturing 05/01/2007,
maturity value $5,000,743	5,000,000	5,000,000
Merrill Lynch & Co., Inc., 5.35%, dated 04/30/2007, maturing 05/01/2007,
maturity value $9,001,338	9,000,000	9,000,000
Nomura Securities International, Inc., 5.36%, dated 04/30/2007, maturing
05/01/2007, maturity value $5,000,744	5,000,000	5,000,000

		72,000,000

Total Investments of Cash Collateral from Securities Loaned
(cost $83,863,362)		83,863,362

	Shares	Value

SHORT-TERM INVESTMENTS 1.0%
MUTUAL FUND SHARES 1.0%
Evergreen Institutional U.S. Government Money Market Fund, Class I, 4.99% q ø
(cost $3,330,494)	3,330,494	3,330,494

Total Investments (cost $343,125,080) 125.3%		429,234,616
Other Assets and Liabilities (25.3%)		(86,535,889)

Net Assets 100.0%		$342,698,727

* Non-income producing security

(p) All or a portion of this security is on loan.

q Rate shown is the 7-day annualized yield at period end.

^ Collateral is pooled with the collateral of other Evergreen funds and allocated on a pro-rata basis into 141 issues of high grade short-term securities such that sufficient collateral is applied to the respective repurchase agreement.

ø Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

ADR American Depository Receipt

FRN Floating Rate Note

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

April 30, 2007 (unaudited)

The following table shows the percent of total long-term investments (excluding collateral from securities on loan) by industry as of April 30, 2007:

Pharmaceuticals	35.8%
Biotechnology	29.7%
Health Care Equipment & Supplies	11.3%
Health Care Providers & Services	9.7%
Life Sciences Tools & Services	6.4%
Chemicals	5.0%
Food & Staples Retailing	2.1%

100.0%

See Notes to Financial Statements

15

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2007 (unaudited)

Assets
Investments in securities, at value (cost $267,794,586) including $79,032,622
of securities loaned	$353,904,122
Investments in affiliated money market fund, at value (cost $3,330,494)	3,330,494
Investments in repurchase agreements, at value (cost $72,000,000)	72,000,000

Total investments	429,234,616
Foreign currency, at value (cost $289,452)	295,193
Receivable for Fund shares sold	487,516
Dividends receivable	541,913
Receivable for securities lending income	40,236
Prepaid expenses and other assets	43,086

Total assets	430,642,560

Liabilities
Payable for securities purchased	3,350,944
Payable for Fund shares redeemed	645,847
Payable for securities on loan	83,863,362
Advisory fee payable	8,412
Distribution Plan expenses payable	3,469
Due to other related parties	1,047
Accrued expenses and other liabilities	70,752

Total liabilities	87,943,833

Net assets	$342,698,727

Net assets represented by
Paid-in capital	$259,002,115
Undistributed net investment loss	(741,421)
Accumulated net realized losses on investments	(1,677,381)
Net unrealized gains on investments	86,115,414

Total net assets	$342,698,727

Net assets consists of
Class A	$162,028,730
Class B	99,040,366
Class C	70,593,600
Class I	11,036,031

Total net assets	$342,698,727

Shares outstanding (unlimited number of shares authorized)
Class A	7,243,343
Class B	4,715,884
Class C	3,363,844
Class I	482,583

Net asset value per share
Class A	$22.37
Class A — Offering price (based on sales charge of 5.75%)	$23.73
Class B	$21.00
Class C	$20.99
Class I	$22.87

See Notes to Financial Statements

16

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2007 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $116,218)	$2,250,216
Income from affiliate	149,561
Securities lending	128,554

Total investment income	2,528,331

Expenses
Advisory fee	1,462,067
Distribution Plan expenses
Class A	229,303
Class B	481,040
Class C	334,268
Administrative services fee	163,935
Transfer agent fees	424,024
Trustees’ fees and expenses	3,128
Printing and postage expenses	40,247
Custodian and accounting fees	66,670

Registration and filing fees	49,698
Professional fees	15,275
Other	5,404

Total expenses	3,275,059
Less: Expense reductions	(4,111)
Expense reimbursements	(6,349)

Net expenses	3,264,599

Net investment loss	(736,268)

Net realized and unrealized gains or losses on investments
Net realized gains on:
Securities	2,271,591
Foreign currency related transactions	7,387

Net realized gains on investments	2,278,978
Net change in unrealized gains or losses on investments	29,423,301

Net realized and unrealized gains or losses on investments	31,702,279

Net increase in net assets resulting from operations	$30,966,011

See Notes to Financial Statements

17

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2007		Year Ended
	(unaudited)		October 31, 2006

Operations
Net investment loss		$(736,268)		$(2,969,731)
Net realized gains on investments		2,278,978		14,460,277
Net change in unrealized gains or losses
on investments		29,423,301		27,654,162

Net increase in net assets resulting from
operations		30,966,011		39,144,708

Distributions to shareholders from
Net realized gains
Class A		(4,253,583)		(6,725,107)
Class B		(2,971,200)		(5,698,290)
Class C		(1,994,764)		(3,373,660)
Class I		(408,070)		(615,946)

Total distributions to shareholders		(9,627,617)		(16,413,003)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	1,241,573	26,136,471	2,712,649	53,686,026
Class B	156,496	3,114,376	533,693	10,029,323
Class C	397,964	7,891,713	994,644	18,623,131
Class I	70,710	1,530,655	197,175	4,021,797

		38,673,215		86,360,277

Net asset value of shares issued in
reinvestment of distributions
Class A	186,494	3,867,888	323,278	6,103,480
Class B	137,029	2,676,177	289,214	5,188,491
Class C	75,186	1,466,875	146,996	2,634,170
Class I	17,976	380,733	29,450	565,737

		8,391,673		14,491,878

Automatic conversion of Class B shares
to Class A shares
Class A	40,041	841,629	64,138	1,271,724
Class B	(42,561)	(841,629)	(67,695)	(1,271,724)

		0		0

Payment for shares redeemed
Class A	(1,316,801)	(27,831,253)	(1,897,513)	(37,439,285)
Class B	(479,175)	(9,543,062)	(862,313)	(16,201,802)
Class C	(434,819)	(8,630,820)	(774,572)	(14,586,359)
Class I	(271,411)	(5,706,512)	(112,082)	(2,277,144)

		(51,711,647)		(70,504,590)

Net increase (decrease) in net assets
resulting from capital share
transactions		(4,646,759)		30,347,565

Total increase in net assets		16,691,635		53,079,270
Net assets
Beginning of period		326,007,092		272,927,822

End of period	$ 342,698,727		$ 326,007,092

Undistributed net investment loss		$(741,421)		$(5,153)

See Notes to Financial Statements

18

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Health Care Fund (the “Fund”) is a non-diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Prior to April 1, 2007, the 1.00% contingent deferred sales charge was applicable for redemptions made within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments of cash collateral in short-term securities are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

c. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

d. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

f. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

g. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.90% and declining to 0.70% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended April 30, 2007, EIMC voluntarily reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $6,349.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended April 30, 2007, the transfer agent fees were equivalent to an annual rate of 0.26% of the Fund’s average daily net assets.

Wachovia Bank NA, through its securities lending division of Wachovia Global Securities Lending, acts as the securities lending agent for the Fund.

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended April 30, 2007, EIS received $30,518 from the sale of Class A shares and $87,891 and $4,552 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $102,519,773 and $104,295,652, respectively, for the six months ended April 30, 2007.

During the six months ended April 30, 2007, the Fund loaned securities to certain brokers. At April 30, 2007, the value of securities on loan and the total value of collateral received for securities loaned amounted to $79,032,622 and $83,863,362, respectively.

On April 30, 2007, the aggregate cost of securities for federal income tax purposes was $345,135,407. The gross unrealized appreciation and depreciation on securities based on tax cost was $88,029,925 and $3,930,716, respectively, with a net unrealized appreciation of $84,099,209.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended April 30, 2007, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . During the six months ended April 30, 2007, the Fund had no borrowings.

10. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, repre-

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

senting what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

EIS has entered into an agreement with the NASD settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

12. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 will become effective for fiscal years beginning after December 15, 2006.

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

25

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27

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Fund Complex; Director,
Trustee	Diversapack Co. (packaging company); Director, Obagi Medical Products Co.; Former Director,
DOB: 2/14/1939	Lincoln Educational Services
Term of office since: 1983
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Phillips Pond Homes Association (home community); President and
Trustee	Director of Buckleys of Kezar Lake, Inc., (real estate company); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1984	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications)

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin[4,5]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

1 Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee oversees 94 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

5 Mr. Guerin’s information is as of June 14, 2007, the effective date of his approval by the Board of Trustees as Chief Compliance Officer of the Evergreen funds.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

566668 rv4 06/2007

Evergreen Utility and Telecommunications Fund

table of contents
1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
17	STATEMENT OF ASSETS AND LIABILITIES
18	STATEMENT OF OPERATIONS
19	STATEMENTS OF CHANGES IN NET ASSETS
20	NOTES TO FINANCIAL STATEMENTS
28	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov.

The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

June 2007

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder

We are pleased to provide the semiannual report for Evergreen Utility and Telecommunications Fund covering the six-month period ended April 30, 2007.

Domestic equity markets delivered healthy returns over the six-month period, as investors benefited from a favorable environment created by a number of positive influences. In the United States, the decision of the Federal Reserve Board to leave short-term interest rates unchanged, combined with receding commodity prices, provided a favorable backdrop for stock investing. The sustained growth in corporate profits lifted investor confidence. At the same time, the increased activity of private equity and hedge funds interested in acquiring attractively priced companies gave further support to valuations in the market. Meanwhile, U.S. and foreign equity markets appeared to recover from a setback in February 2007 when a sell-off in China set off a wave of volatility felt in markets throughout the world, including in the United States.

Solid returns in the nation’s equity markets came against a backdrop of an expanding economy that showed evidence of some deceleration as the six-month period progressed. Gross Domestic Product grew by a rate of 3.3% over 2006 then decelerated to an annualized rate of 1.3% in the first quarter of 2007. The slump

LETTER TO SHAREHOLDERS continued

in the housing industry was a major factor that contributed to the slowdown, which came in the face of strong employment, rising wages and gains in both personal consumption and business investment.

In this environment, managers of Evergreen’s sector funds focused on specific areas of the equity markets, with an emphasis on higher-quality companies with solid balance sheets, healthy cash flows and more consistent profitability. The managers of Evergreen Utility and Telecommunications Fund concentrated on utilities companies with evidence of earnings improvement and favored those corporations that they believed had the ability to raise their dividends. The manager of Evergreen Health Care Fund, meanwhile, kept the fund well diversified among U.S. and foreign equities, with investments in companies of different sizes, different industry focuses and varying geographical exposures.

LETTER TO SHAREHOLDERS continued

As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

FUND AT A GLANCE

as of April 30, 2007

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Sub-Advisor:

• Crow Point Partners, LLC

Portfolio Manager:

• Timothy P. O’Brien, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2007.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 1/4/1994

	Class A	Class B	Class C	Class I
Class inception date	1/4/1994	1/4/1994	9/2/1994	2/28/1994

Nasdaq symbol	EVUAX	EVUBX	EVUCX	EVUYX

6-month return with sales charge	15.37%	16.89%	20.93%	N/A

6-month return w/o sales charge	22.40%	21.89%	21.93%	22.44%

Average annual return*

1-year with sales charge	31.10%	33.15%	37.10%	N/A

1-year w/o sales charge	39.13%	38.15%	38.10%	39.47%

5-year	18.65%	19.02%	19.20%	20.41%

10-year	11.72%	11.55%	11.55%	12.67%

Maximum sales charge	5.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund incurs a 12b-1 fee of 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Utility and Telecommunications Fund Class A shares versus a similar investment in the S&P 500 Index (S&P 500), the S&P Utilities Index (S&P Utilities) and the Consumer Price Index (CPI).

The S&P 500 and the S&P Utilities are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Funds that concentrate their investments in a single industry or sector may face increased risk of price fluctuation over more diversified funds due to adverse developments within that industry or sector.

Non-diversified funds may face increased risk of price fluctuation over more diversified funds due to adverse developments within certain sectors.

The stocks of smaller companies may be more volatile than those of larger companies due to the higher risk of failure.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

All data is as of April 30, 2007, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2006 to April 30, 2007.

The example illustrates your fund’s costs in two ways:

  Actual expenses
  The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
  Hypothetical example for comparison purposes
  The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	11/1/2006	4/30/2007	Period*

Actual
Class A	$ 1,000.00	$ 1,223.99	$ 5.90
Class B	$ 1,000.00	$ 1,218.94	$ 10.01
Class C	$ 1,000.00	$ 1,219.32	$ 10.01
Class I	$ 1,000.00	$ 1,224.42	$ 4.52
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,019.49	$ 5.36
Class B	$ 1,000.00	$ 1,015.77	$ 9.10
Class C	$ 1,000.00	$ 1,015.77	$ 9.10
Class I	$ 1,000.00	$ 1,020.73	$ 4.11

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.07% for Class A, 1.82% for Class B, 1.82% for Class C and 0.82% for Class I), multiplied by the average account value over the period, multiplied by 181 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months
	Ended	Year Ended October 31,
	April 30, 2007
CLASS A	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 13.63	$ 12.03	$ 9.54	$ 7.67	$ 6.40	$ 8.66

Income from investment operations
Net investment income (loss)	0.36	1.15[1]	0.41	0.21	0.17	0.25
Net realized and unrealized gains or losses on investments	2.65	1.35	2.49	1.87	1.27	(2.26)

Total from investment operations	3.01	2.50	2.90	2.08	1.44	(2.01)

Distributions to shareholders from
Net investment income	(0.38)	(0.90)	(0.41)	(0.21)	(0.17)	(0.25)

Net asset value, end of period	$ 16.26	$ 13.63	$ 12.03	$ 9.54	$ 7.67	$ 6.40

Total return[2]	22.40%	21.67%	30.67%	27.44%	22.99%	(23.57%)

Ratios and supplemental data
Net assets, end of period (thousands)	$501,474	$329,166	$263,563	$195,751	$164,414	$143,567
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.07%[3]	1.11%	1.08%	1.32%	1.58%	1.16%
Expenses excluding waivers/reimbursements
and expense reductions	1.12%[3]	1.20%	1.24%	1.50%	1.66%	1.59%
Net investment income (loss)	5.53%[3]	9.05%	3.71%	2.43%	2.55%	3.26%
Portfolio turnover rate	21%	121%	106%	49%	177%	304%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months
	Ended	Year Ended October 31,
	April 30, 2007
CLASS B	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 13.63	$ 12.03	$ 9.55	$ 7.67	$ 6.40	$ 8.67

Income from investment operations
Net investment income (loss)	0.34[1]	1.09[1]	0.33	0.15	0.12	0.19
Net realized and unrealized gains or losses on investments	2.60	1.32	2.48	1.88	1.27	(2.27)

Total from investment operations	2.94	2.41	2.81	2.03	1.39	(2.08)

Distributions to shareholders from
Net investment income	(0.31)	(0.81)	(0.33)	(0.15)	(0.12)	(0.19)

Net asset value, end of period	$ 16.26	$ 13.63	$ 12.03	$ 9.55	$ 7.67	$ 6.40

Total return[2]	21.89%	20.85%	29.66%	26.69%	22.09%	(24.22%)

Ratios and supplemental data
Net assets, end of period (thousands)	$89,622	$69,496	$66,717	$60,169	$58,975	$59,748
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.82%[3]	1.86%	1.77%	2.03%	2.30%	1.90%
Expenses excluding waivers/reimbursements
and expense reductions	1.82%[3]	1.90%	1.93%	2.21%	2.38%	2.33%
Net investment income (loss)	4.61%[3]	8.60%	2.98%	1.73%	1.87%	2.53%
Portfolio turnover rate	21%	121%	106%	49%	177%	304%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months
	Ended	Year Ended October 31,
	April 30, 2007
CLASS C	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 13.63	$ 12.04	$ 9.56	$ 7.68	$ 6.41	$ 8.67

Income from investment operations
Net investment income (loss)	0.34	1.00[1]	0.33	0.15	0.13	0.19
Net realized and unrealized gains or losses on investments	2.61	1.41	2.48	1.88	1.26	(2.26)

Total from investment operations	2.95	2.41	2.81	2.03	1.39	(2.07)

Distributions to shareholders from
Net investment income	(0.32)	(0.82)	(0.33)	(0.15)	(0.12)	(0.19)

Net asset value, end of period	$ 16.26	$ 13.63	$ 12.04	$ 9.56	$ 7.68	$ 6.41

Total return[2]	21.93%	20.77%	29.63%	26.66%	22.07%	(24.11%)

Ratios and supplemental data
Net assets, end of period (thousands)	$99,290	$45,765	$26,619	$13,168	$11,831	$8,368
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.82%[3]	1.86%	1.80%	2.03%	2.30%	1.91%
Expenses excluding waivers/reimbursements
and expense reductions	1.82%[3]	1.90%	1.96%	2.21%	2.38%	2.34%
Net investment income (loss)	5.14%[3]	7.92%	3.11%	1.72%	1.80%	2.52%
Portfolio turnover rate	21%	121%	106%	49%	177%	304%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months
	Ended	Year Ended October 31,
	April 30, 2007
CLASS I	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$13.65	$12.04	$ 9.55	$ 7.68	$ 6.40	$ 8.66

Income from investment operations
Net investment income (loss)	0.40	1.26[1]	0.43	0.22[1]	0.20	0.28
Net realized and unrealized gains or losses on investments	2.61	1.28	2.50	1.88	1.27	(2.27)

Total from investment operations	3.01	2.54	2.93	2.10	1.47	(1.99)

Distributions to shareholders from
Net investment income	(0.38)	(0.93)	(0.44)	(0.23)	(0.19)	(0.27)

Net asset value, end of period	$16.28	$13.65	$12.04	$ 9.55	$ 7.68	$ 6.40

Total return	22.44%	22.09%	31.01%	27.76%	23.49%	(23.38%)

Ratios and supplemental data
Net assets, end of period (thousands)	$3,293	$2,606	$7,168	$2,367	$ 689	$ 637
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.82%[2]	0.86%	0.81%	0.98%	1.30%	0.91%
Expenses excluding waivers/reimbursements
and expense reductions	0.82%[2]	0.90%	0.97%	1.16%	1.38%	1.34%
Net investment income (loss)	5.71%[2]	9.98%	4.42%	2.57%	2.86%	3.53%
Portfolio turnover rate	21%	121%	106%	49%	177%	304%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

April 30, 2007 (unaudited)

	Shares	Value

COMMON STOCKS 74.4%
CONSUMER DISCRETIONARY 0.2%
Media 0.2%
Idearc, Inc. *	26,250	$ 912,186
Virgin Media, Inc	25,000	630,750

		1,542,936

CONSUMER STAPLES 0.5%
Food Products 0.5%
Dean Foods Co	100,000	3,643,000

ENERGY 12.7%
Oil, Gas & Consumable Fuels 12.7%
Cheniere Energy Partners, LP	88,550	1,871,062
Copano Energy, LLC (p)	470,320	18,370,699
Crosstex Energy, Inc. (p)	379,600	11,406,980
Enbridge, Inc. (p)	114,000	3,762,000
General Maritime Corp. * (p)	300,200	9,627,414
Genesis Energy, LP (p)	286,000	8,697,260
NuStar GP Holdings, LLC	325,000	10,955,750
Southwestern Energy Co. * (p)	100,000	4,200,000
Spectra Energy Corp. (p)	62,500	1,631,250
Teekay Shipping Corp	51,300	1,590,300
Williams Partners, LP (p)	335,000	16,056,550

		88,169,265

TELECOMMUNICATION SERVICES 26.6%
Diversified Telecommunication Services 16.7%
AT&T, Inc	1,085,130	42,016,234
Elisa Oyj	450,000	13,098,888
Embarq Corp	25,000	1,501,000
Shenandoah Telecommunications Co. +	235,000	10,551,500
TeliaSonera AB (p)	2,944,005	23,843,080
TELUS Corp	75,000	4,163,922
Verizon Communications, Inc	525,000	20,044,500
Windstream Corp	25,848	377,898

		115,597,022

Wireless Telecommunication Services 9.9%
Alltel Corp. (p)	225,000	14,105,250
American Tower Corp., Class A *	225,000	8,550,000
Centennial Communications Corp	700,000	5,831,000
Crown Castle International Corp. * (p)	418,800	14,381,592
Dobson Communications Corp. *	475,000	4,327,250
MetroPCS Communications, Inc. *	150,000	4,207,500
Rogers Communications, Inc., Class B	300,000	11,448,000
SBA Communications Corp. * (p)	200,000	5,884,000

		68,734,592

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2007 (unaudited)

	Shares	Value

COMMON STOCKS continued
UTILITIES 34.4%
Electric Utilities 15.2%
Allegheny Energy, Inc. *	200,000	$ 10,692,000
Allete, Inc	100,000	4,841,000
DPL, Inc. (p)	350,000	10,972,500
Duke Energy Corp	125,000	2,565,000
E.ON AG, ADR (p)	65,000	3,258,450
Edison International	150,000	7,852,500
El Paso Electric Co. *	20,000	528,000
Entergy Corp	52,000	5,883,280
Exelon Corp	58,000	4,373,780
FirstEnergy Corp	200,000	13,688,000
Fortum Oyj * (p)	750,000	23,186,565
FPL Group, Inc. (p)	200,000	12,874,000
ITC Holdings Corp	65,000	2,735,200
Maine & Maritimes Corp	2,365	55,128
Red Electrica de Espana SA (p)	44,000	2,016,201

		105,521,604

Gas Utilities 2.1%
Enagas SA	83,000	2,006,146
Snam Rete Gas SpA (p)	100,000	638,289
UGI Corp	420,000	11,911,200

		14,555,635

Independent Power Producers & Energy Traders 4.4%
Canadian Hydro Developers, Inc. *	105,000	610,988
Constellation Energy Group, Inc	250,000	22,280,000
Dynegy, Inc., Class A *	18,270	171,921
Ormat Technologies, Inc. (p)	200,000	7,298,000

		30,360,909

Multi-Utilities 12.4%
Florida Public Utilities Co	25,000	320,000
MDU Resources Group, Inc	300,000	9,090,000
National Grid Transco plc, ADR	165,000	12,997,050
NSTAR	75,000	2,692,500
PG&E Corp	75,000	3,795,000
Public Service Enterprise Group, Inc. (p)	300,000	25,935,000
RWE AG	75,000	7,966,885
Sempra Energy	200,000	12,696,000
Vectren Corp. (p)	30,000	872,100
Wisconsin Energy Corp	190,000	9,270,100

		85,634,635

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2007 (unaudited)

	Shares	Value

COMMON STOCKS continued
UTILITIES continued
Water Utilities 0.3%
Aqua America, Inc. (p)	50,000	$ 1,105,500
Pennichuck Corp	50,000	1,242,000

		2,347,500

Total Common Stocks (cost $390,140,243)		516,107,098

CONVERTIBLE PREFERRED STOCKS 0.7%
FINANCIALS 0.7%
Real Estate Investment Trusts 0.7%
Annaly Capital Management, Inc., 6.00% (cost $3,765,633)	150,000	4,725,000

PREFERRED STOCKS 1.6%
MATERIALS 0.0%
Metals & Mining 0.0%
Ryerson, Inc., Ser. A, 2.40%	4,500	202,500

UTILITIES 1.6%
Electric Utilities 1.4%
Aquila, Inc., 7.875% (p)	178,400	4,529,576
Carolina Power & Light Co., 5.00%	2,000	188,313
Central Illinois Public Service Co., 4.92%	11,000	953,907
Connecticut Light & Power, Ser. 54E, 2.06%	3,925	141,668
Consolidated Edison, Inc., 5.00%	19,900	1,869,207
Entergy Arkansas, Inc., Ser. 1965, 4.56%	1,673	136,611
Pacific Gas & Electric Co., Ser. I, 4.36%	31,400	642,444
Southern California Edison Co., Ser. B, 4.08%	1,200	22,560
Union Electric Co., 4.56%	9,200	798,606
Union Electric Co., Ser. 1969, 4.00%	6,300	473,130

		9,756,022

Multi-Utilities 0.2%
Public Service Company of New Mexico, Ser. 1965, 4.58%,	18,000	1,527,188

Total Preferred Stocks (cost $9,319,325)		11,485,710

	Principal
	Amount	Value

CONVERTIBLE DEBENTURES 1.6%
ENERGY 0.9%
Oil, Gas & Consumable Fuels 0.9%
McMoRan Exploration Co., 5.25%, 10/06/2011 144A +	$ 5,000,000	5,218,750
Peabody Energy Corp., 4.75%, 12/15/2066	1,000,000	1,091,250

		6,310,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2007 (unaudited)

	Principal
	Amount	Value

CONVERTIBLE DEBENTURES continued
UTILITIES 0.7%
Electric Utilities 0.7%
Reliant Energy, Inc., 5.00%, 08/15/2010	$ 2,000,000	$ 4,940,000

Total Convertible Debentures (cost $9,004,102)		11,250,000

CORPORATE BONDS 1.5%
UTILITIES 1.5%
Independent Power Producers & Energy Traders 1.5%
Calpine Corp, 8.50%, 02/15/2011 • (cost $10,211,625)	8,700,000	10,309,500

	Shares	Value

WARRANTS 7.4%
UTILITIES 7.4%
Electric Utilities 7.4%
Mirant Corp., Ser. A, Expiring 01/03/2011 *	1,300,000	33,163,000
Mirant Corp., Ser. B, Expiring 01/03/2011 *	700,000	18,595,500

Total Warrants (cost $18,735,617)		51,758,500

MUTUAL FUND SHARES 0.4%
Tortoise Capital Resources Corp. (p)	100,000	1,819,000
Tortoise Energy Capital Corp	22,000	689,920

Total Mutual Fund Shares (cost $2,200,700)		2,508,920

	Principal
	Amount	Value

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED 27.0%
COMMERCIAL PAPER 3.3%
Austra Corp., 5.33%, 05/14/2007	$ 5,976,195	5,988,539
Bavaria Corp., 5.42%, 05/03/2007	6,886,494	6,912,964
Ebury Finance, Ltd., FRN, 5.27%, 08/08/2007	4,999,000	4,999,453
Morgan Stanley, 5.37%, 10/29/2007	5,000,000	5,000,000

		22,900,956

CORPORATE BONDS 2.8%
Capital Markets 0.6%
Morgan Stanley, FRN, 5.49%, 01/11/2008	4,004,280	4,003,373

Diversified Financial Services 2.2%
Bank of America Corp., FRN, 5.36%, 02/08/2008	4,000,000	4,000,313
Cortland Capital, FRN, 5.36%, 04/10/2008	4,999,538	4,999,538
Links Finance, LLC, 5.40%, 06/20/2007	6,000,858	6,000,643

		15,000,494

		19,003,867

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2007 (unaudited)

	Shares	Value

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES
LOANED continued
MUTUAL FUND SHARES 0.9%
AIM Short-Term Investment Co. Liquid Assets Portfolio, Class I, 5.24% q	6,201,248	$ 6,201,248
Navigator Prime Portfolio, 5.25% §	54,100	54,100

		6,255,348

	Principal
	Amount	Value

REPURCHASE AGREEMENTS ^ 20.0%
ABN AMRO, Inc., 5.36%, dated 04/30/2007, maturing 05/01/2007, maturity value
$3,000,447	$ 3,000,000	3,000,000
Banc of America Corp., 5.35%, dated 4/30/2007, maturing 05/01/2007, maturity
value $20,002,972	20,000,000	20,000,000
BNP Paribas SA, 5.36%, dated 04/30/2007, maturing 05/01/2007, maturity value
$10,001,489	10,000,000	10,000,000
Cantor Fitzgerald & Co., 5.35%, dated 04/30/2007, maturing 05/01/2007,
maturity value $10,001,486	10,000,000	10,000,000
Credit Suisse First Boston Corp., 5.35%, dated 04/30/2007, maturing 05/01/2007,
maturity value $25,003,715	25,000,000	25,000,000
Deutsche Bank Securities, Inc., 5.36%, dated 04/30/2007, maturing 05/01/2007,
maturity value $20,002,978	20,000,000	20,000,000
Dresdner Kleinwort Wasserstein Securities, LLC, 5.36%, dated 04/30/2007,
maturing 05/01/2007, maturity value $20,002,978	20,000,000	20,000,000
Greenwich Capital Markets, Inc., 5.36%, dated 04/30/2007, maturing 05/01/2007,
maturity value $6,000,893	6,000,000	6,000,000
Lehman Brothers Holdings, Inc., 5.35%, dated 04/30/2007, maturing 05/01/2007,
maturity value $4,000,594	4,000,000	4,000,000
Merrill Lynch & Co., Inc., 5.35%, dated 04/30/2007, maturing 05/01/2007,
maturity value $9,001,338	9,000,000	9,000,000
Nomura Securities International, Inc., 5.36%, dated 04/30/2007, maturing
05/01/2007, maturity value $12,001,787	12,000,000	12,000,000

		139,000,000

Total Investments of Cash Collateral from Securities Loaned
(cost $187,160,171)		187,160,171

	Shares	Value

SHORT-TERM INVESTMENTS 6.9%
MUTUAL FUND SHARES 6.9%
Evergreen Institutional Money Market Fund, Class I, 5.21% q ø
(cost $47,798,549)	47,798,549	47,798,549

Total Investments (cost $678,335,965) 121.5%		843,103,448
Other Assets and Liabilities (21.5%)		(149,423,594)

Net Assets 100.0%		$ 693,679,854

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2007 (unaudited)

*	Non-income producing security
(p)	All or a portion of this security is on loan.
+	Security is deemed illiquid.
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
•	Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security.
q	Rate shown is the 7-day annualized yield at period end.
§	Rate shown is the 1-day annualized yield at period end.
^	Collateral is pooled with the collateral of other Evergreen funds and allocated on a pro-rata basis into 175 issues of high grade short-term securities such that sufficient collateral is applied to the respective repurchase agreement.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

ADR	American Depository Receipt
FRN	Floating Rate Note

The following table shows the percent of total long-term investments (excluding collateral from securities on loan) by industry as of April 30, 2007:

Electric Utilities	28.3%
Diversified Telecommunication Services	19.0%
Oil, Gas & Consumable Fuels	15.5%
Multi-Utilities	14.3%
Wireless Telecommunication Services	11.3%
Independent Power Producers & Energy Traders	6.7%
Gas Utilities	2.4%
Real Estate Investment Trusts	0.8%
Food Products	0.6%
Water Utilities	0.4%
Media	0.3%
Other	0.4%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2007 (unaudited)

Assets
Investments in securities, at value (cost $491,537,416) including $174,335,746
of securities loaned	$ 656,304,899
Investments in affiliated money market fund, at value (cost $47,798,549)	47,798,549
Investments in repurchase agreements at value (cost $139,000,000)	139,000,000

Total investments	843,103,448
Cash	35,101
Foreign currency, at value (cost $8,080,189)	8,192,319
Receivable for securities sold	24,622,027
Receivable for Fund shares sold	17,179,294
Dividends and interest receivable	5,117,252
Receivable for securities lending income	183,586
Receivable from investment advisor	1,664
Prepaid expenses and other assets	4,443

Total assets	898,439,134

Liabilities
Payable for securities purchased	16,293,822
Payable for Fund shares redeemed	1,226,732
Payable for securities on loan	187,160,171
Due to related parties	1,279
Accrued expenses and other liabilities	77,276

Total liabilities	204,759,280

Net assets	$ 693,679,854

Net assets represented by
Paid-in capital	$ 604,911,128
Undistributed net investment income	7,522,174
Accumulated net realized losses on investments	(83,676,680)
Net unrealized gains on investments	164,923,232

Total net assets	$ 693,679,854

Net assets consists of
Class A	$ 501,474,075
Class B	89,622,029
Class C	99,290,350
Class I	3,293,400

Total net assets	$ 693,679,854

Shares outstanding (unlimited number of shares authorized)
Class A	30,843,210
Class B	5,511,920
Class C	6,106,682
Class I	202,238

Net asset value per share
Class A	$ 16.26
Class A — Offering price (based on sales charge of 5.75%)	$ 17.25
Class B	$ 16.26
Class C	$ 16.26
Class I	$ 16.28

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2007 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $760,818)	$ 16,021,979
Income from affiliate	870,591
Securities lending	380,665
Interest	198,535

Total investment income	17,471,770

Expenses
Advisory fee	1,109,972
Distribution Plan expenses
Class A	570,582
Class B	386,264
Class C	339,774
Administrative services fee	263,024
Transfer agent fees	553,121
Trustees’ fees and expenses	4,887
Printing and postage expenses	51,146
Custodian and accounting fees	102,931
Registration and filing fees	53,050
Professional fees	18,506
Other	12,076

Total expenses	3,465,333
Less: Expense reductions	(19,840)
Expense reimbursements	(95,097)

Net expenses	3,350,396

Net investment income	14,121,374

Net realized and unrealized gains or losses on investments
Net realized gains on:
Securities	20,813,264
Foreign currency related transactions	20,122

Net realized gains on investments	20,833,386
Net change in unrealized gains or losses on investments	73,923,362

Net realized and unrealized gains or losses on investments	94,756,748

Net increase in net assets resulting from operations	$ 108,878,122

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2007		Year Ended
	(unaudited)		October 31, 2006

Operations
Net investment income	$ 14,121,374		$ 32,589,998
Net realized gains on investments		20,833,386		36,492,596
Net change in unrealized gains or losses
on investments		73,923,362		3,717,918

Net increase in net assets resulting from
operations		108,878,122		72,800,512

Distributions to shareholders from
Net investment income
Class A		(9,638,478)		(19,687,936)
Class B		(1,645,801)		(4,145,967)
Class C		(1,438,877)		(1,683,876)
Class I		(78,304)		(191,877)

Total distributions to shareholders		(12,801,460)		(25,709,656)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	7,774,346	119,104,315	6,648,775	85,941,534
Class B	1,235,077	18,550,929	768,601	9,917,443
Class C	2,977,440	44,333,595	2,080,895	27,243,651
Class I	72,955	1,092,541	94,610	1,215,066

		183,081,380		124,317,694

Net asset value of shares issued in
reinvestment of distributions
Class A	570,244	8,283,432	1,387,163	17,360,692
Class B	93,851	1,363,111	292,059	3,639,122
Class C	57,536	838,226	90,711	1,138,116
Class I	4,839	70,505	14,012	173,715

		10,555,274		22,311,645

Automatic conversion of Class B shares
to Class A shares
Class A	341,666	5,179,138	170,543	2,135,408
Class B	(341,665)	(5,179,138)	(170,621)	(2,135,408)

		0		0

Payment for shares redeemed
Class A	(1,986,955)	(29,237,531)	(5,978,937)	(74,984,576)
Class B	(574,860)	(8,572,105)	(1,336,490)	(16,902,771)
Class C	(285,298)	(4,245,310)	(1,026,039)	(12,665,418)
Class I	(66,523)	(1,010,766)	(513,081)	(6,202,311)

		(43,065,712)	(110,755,076)

Net increase in net assets resulting from
capital share transactions		150,570,942		35,874,263

Total increase in net assets		246,647,604		82,965,119
Net assets
Beginning of period		447,032,250		364,067,131

End of period	$ 693,679,854		$ 447,032,250

Undistributed net investment income	$ 7,522,174		$ 6,202,260

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Utility and Telecommunications Fund (the “Fund”) is a non-diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Prior to April 1, 2007, the 1.00% contingent deferred sales charge was applicable for redemptions made within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Investments of cash collateral in short-term securities are valued at amortized cost, which approximates market value.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

c. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

d. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

f. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

g. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.42% and declining to 0.35% as average daily net assets increase.

Effective December 15, 2006, Crow Point Partners, LLC became the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended April 30, 2007, EIMC voluntarily reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $95,097.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended April 30, 2007, the transfer agent fees were equivalent to an annual rate of 0.21% of the Fund’s average daily net assets.

Wachovia Bank, NA, through its securities lending division of Wachovia Global Securities Lending, acts as the securities lending agent for the Fund.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended April 30, 2007, the Fund paid brokerage commissions of $16,459 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended April 30, 2007, EIS received $159,529 from the sale of Class A shares and $33,337 and $9,763 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $191,679,199 and $103,917,846, respectively, for the six months ended April 30, 2007.

During the six months ended April 30, 2007, the Fund loaned securities to certain brokers. At April 30, 2007, the value of securities on loan and the total value of collateral received for securities loaned amounted to $174,335,746 and $187,160,171, respectively.

On April 30, 2007, the aggregate cost of securities for federal income tax purposes was $678,673,127. The gross unrealized appreciation and depreciation on securities based on tax cost was $172,788,592 and $8,358,271, respectively, with a net unrealized appreciation of $164,430,321.

As of October 31, 2006, the Fund had $104,101,627 in capital loss carryovers for federal income tax purposes expiring in 2010.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

to borrow from, or lend money to, other participating funds. During the six months ended April 30, 2007, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . During the six months ended April 30, 2007, the Fund had no borrowings.

10. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

EIS has entered into an agreement with the NASD settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

12. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 will become effective for fiscal years beginning after December 15, 2006.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

13. SUBSEQUENT DISTRIBUTION

On June 14, 2007, the Fund declared distributions from net investment income to shareholders of record on June 13, 2007. The per share amounts payable on June 15, 2007 were as follows:

Net
Investment
Income

Class A	$ 0.2999
Class B	0.2680
Class C	0.2698
Class I	0.3099

These distributions are not reflected in the accompanying financial statements.

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TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Fund Complex; Director,
Trustee	Diversapack Co. (packaging company); Director, Obagi Medical Products Co.; Former Director,
DOB: 2/14/1939	Lincoln Educational Services
Term of office since: 1983
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Phillips Pond Homes Association (home community); President and
Trustee	Director of Buckleys of Kezar Lake, Inc., (real estate company); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1984	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
(communications)
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin4, [5]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

1 Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee oversees 94 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

5 Mr. Guerin’s information is as of June 14, 2007, the effective date of his approval by the Board of Trustees as Chief Compliance Officer of the Evergreen funds.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $312 billion in assets as of March 31, 2007, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at **EvergreenInvestments.com**

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858

Evergreen Investor Services 800.343.2898

DALBAR MUTUAL FUND SERVICE AWARD 2006

For the eighth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2006, Evergreen was ranked fifth overall out of 37 participating companies.

566672 rv4 06/2007

Evergreen Investments
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

566672 rv4 06/2007

Item 2 - Code of Ethics

Not required for this semi-annual filing.

Item 3 - Audit Committee Financial Expert

Not required for this semi-annual filing.

Items 4 – Principal Accountant Fees and Services

Not required for this semi-annual filing.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There has been no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Equity Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: June 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: June 29, 2007

By:
________________________
Jeremy DePalma
Principal Financial Officer

Date: June 29, 2007